Investments - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments [Line Items]
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements		$ 250,800,000
Securities exceeding 10% of Shareholders' Equity		0	$ 0
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months		0
Securities Sold under Agreements to Repurchase		0	0
Open reverse repurchase commitments		0	$ 0
Gross Unrealized Losses		$ 249,600,000
Investment Portfolio Duration		2 years 9 months 22 days	2 years 6 months	2 years 2 months 13 days
Trading securities		$ 0	$ 0
Net realized gains (losses) on securities		0	0	$ 0
Derivative Assets (Liabilities), at Fair Value, Net		0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax		(1,000,000)	300,000	1,900,000
Derivative, Gain (Loss) on Derivative, Net		0	0	(20,000,000)
4.125% Senior Notes due 2047
Schedule of Investments [Line Items]
Senior notes, issuance amount	$ 850,000,000	$ 850,000,000	850,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.125%	4.125%
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)	$ 8,000,000
Fixed maturities
Schedule of Investments [Line Items]
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Additions, No Previous Impairment		$ 0	400,000	0
Interest Rate Swaps
Schedule of Investments [Line Items]
Derivative, Notional Amount				750,000,000
Derivative, Gain (Loss) on Derivative, Net				19,000,000
Future [Member]
Schedule of Investments [Line Items]
Derivative, Notional Amount				135,000,000
Derivative, Gain (Loss) on Derivative, Net				300,000
Non-hedging Instruments | Interest Rate Swaps
Schedule of Investments [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		$ 0	$ 0	$ 0